Kirr Marbach Partners Value Fund
Schedule of Investments
December 31, 2023 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Basic Materials - 2.7%
Innospec, Inc.	16,507	$2,034,323

Communications - 6.8%
Alphabet, Inc. - Class A(a)	19,570	2,733,734
Anterix, Inc.(a)	21,630	720,712
Liberty Media Corp.-Liberty SiriusXM(a)	30,880	888,726
Liberty Media Corp.-Liberty SiriusXM – Class A(a)	5,350	153,759
The Walt Disney Co.	7,170	647,379
		5,144,310

Consumer Cyclical - 14.1%
AutoZone, Inc.(a)	1,733	4,480,862
Dollar Tree, Inc.(a)	23,019	3,269,849
Liberty Media Corp.-Liberty Live - Class A(a)	1,337	48,867
Liberty Media Corp.-Liberty Live - Class C(a)	7,720	288,651
The Shyft Group, Inc.	50,380	615,644
Visteon Corp.(a)	15,043	1,878,871
		10,582,744

Consumer Non Cyclical - 14.0%
Alight, Inc. - Class A(a)	159,370	1,359,426
API Group Corp.(a)	36,980	1,279,508
Colliers International Group, Inc.	30,611	3,872,905
ICU Medical, Inc.(a)	4,675	466,285
Inmode Ltd.(a)	18,410	409,438
Stride, Inc.(a)	20,590	1,222,428
The Brink's Co.	21,471	1,888,374
		10,498,364

Energy - 7.0%
Coterra Energy, Inc.	43,825	1,118,414
Marathon Petroleum Corp.	17,723	2,629,384
Pioneer Natural Resources Co.	6,640	1,493,203
		5,241,001

Financial - 11.2%
Aon Plc - Class A	6,585	1,916,366
Brookfield Asset Management Ltd. – Class A	6,821	274,000
Brookfield Corp.	41,120	1,649,734
Markel Group, Inc.(a)	1,816	2,578,538
Voya Financial, Inc.	27,024	1,971,671
		8,390,309

Industrial – 22.2%
Canadian Pacific Kansas City Ltd.	36,270	2,867,506
EMCOR Group, Inc.	20,028	4,314,632
GXO Logistics, Inc.(a)	20,654	1,263,199
MasTec, Inc.(a)	35,164	2,662,618
Republic Services, Inc.	19,485	3,213,271
RXO, Inc.(a)	39,844	926,772
Veralto Corp.	17,840	1,467,518
		16,715,516

Technology - 14.2%
Broadcom, Inc.	4,208	4,697,180
Constellation Software, Inc.	1,465	3,632,256
Lumine Group, Inc.(a)	4,395	99,174
SS&C Technologies Holdings, Inc.	33,582	2,052,196
Topicus.com, Inc.(a)	2,725	183,524
		10,664,330

Utilities - 3.2%
Vistra Corp.	62,769	2,417,862
TOTAL COMMON STOCKS (Cost $30,837,855)		71,688,759

WARRANT - 0.0%(b)
Technology - 0.0%(b)
Constellation Software, Inc., Exercise Price $40.00, 03/31/2040(a)(c)	1,465	–
TOTAL WARRANT (Cost $0)		–

MONEY MARKET FUND - 4.8%
First American Government Obligations Fund - Class X, 5.28%(d)	3,615,951	3,615,951
(Cost $3,615,951)
Total Investments - 100.2% (Cost $34,453,806)		$75,304,710
Other Assets and Liabilities, Net - (0.2)%		(120,739)
TOTAL NET ASSETS - 100.0%		$75,183,971

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2023.

(d)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2023, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3		Total

Common Stocks	$71,688,759	$–	$–		$71,688,759
Money Market Fund	3,615,951	–	–		3,615,951
Warrant	–	–	–	(a)	–
Total Investments	$75,304,710	$–	$–		$75,304,710

Refer to the Schedule of Investments for industry classifications.

(a) These securities represent $0 as of December 31, 2023.